Commitments and contingent liabilities - Narrative (Details)		12 Months Ended
	Jul. 12, 2018 claim	Dec. 31, 2018 USD ($) claim	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Feb. 29, 2016 claim	Dec. 17, 2015 claim	Jun. 18, 2014 trust	Dec. 31, 2009 claim
Commitments and Contingencies Disclosure [Line Items]
Lending commitment maturing in less than one year		$ 29,800,000,000
Lending commitment maturing in one to five years		20,300,000,000
Lending commitment maturing over five years		570,000,000
Allowance for lending-related commitments		$ 106,000,000	$ 102,000,000
Collateralization percentage generally required for a securities lending transaction with indemnification against broker default		102.00%
Securities lending indemnifications, secured amount of collateral		$ 420,000,000,000	451,000,000,000
Securities lending indemnifications, joint venture		56,000,000,000	69,000,000,000
Securities lending indemnifications, collateral joint venture		59,000,000,000	73,000,000,000
Operating leases, rent expense		295,000,000	285,000,000	$ 301,000,000
Operating leases, future minimum payments - 2019		264,000,000
Operating leases, future minimum payments - 2020		244,000,000
Operating leases, future minimum payments - 2021		211,000,000
Operating leases, future minimum payments - 2022		172,000,000
Operating leases, future minimum payments - 2023		136,000,000
Operating leases, future minimum payments - 2024 and thereafter		$ 432,000,000
Loss contingency, number of MBS trusts (trust) | trust							233
Matters Related to R. Allen Stanford
Commitments and Contingencies Disclosure [Line Items]
Number of lawsuits or class actions (claim) | claim								15
Number of claims dismissed (claim) | claim	6
Matters Related to R. Allen Stanford, Putative Class Action
Commitments and Contingencies Disclosure [Line Items]
Number of lawsuits or class actions (claim) | claim								2
Brazilian Postalis Litigation
Commitments and Contingencies Disclosure [Line Items]
Number of lawsuits or class actions (claim) | claim						3
Depositary Receipt Litigation
Commitments and Contingencies Disclosure [Line Items]
Number of lawsuits or class actions (claim) | claim					4
Federal Court, Southern District of New York, Breach of Contract and Violation of ERISA
Commitments and Contingencies Disclosure [Line Items]
Number of lawsuits or class actions (claim) | claim		2
Maximum
Commitments and Contingencies Disclosure [Line Items]
Loss contingency, aggregate range of reasonable loss (up to)		$ 900,000,000
Standby letters of credit
Commitments and Contingencies Disclosure [Line Items]
Standby letters of credit (SBLC) collateralized with cash and securities		223,000,000	160,000,000
SBLC expiring within one year		2,000,000,000
SBLC expiring within one to five years		845,000,000
Off-balance sheet credit risks		2,817,000,000	3,531,000,000
Commercial letters of credit
Commitments and Contingencies Disclosure [Line Items]
Off-balance sheet credit risks		$ 165,000,000	$ 122,000,000